Note 3 - Summary of Significant Accounting Policies (10-Q) (Details Textual)	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2023 USD ($)
Deferred Offering Costs	$ 247,671	$ 0	$ 638,018
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Number of Operating Segments	1
Convertible Debt [Member] | Measurement Input, Expected Term [Member]
Debt Instrument, Measurement Input	0.69	0.94
Convertible Debt [Member] | Measurement Input, Price Volatility [Member]
Debt Instrument, Measurement Input	0.75	0.80
Convertible Debt [Member] | Measurement Input, Cost to Sell [Member]
Debt Instrument, Measurement Input	0.553	0.552
Private Placement [Member]
Deferred Offering Costs	$ 200,000